STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

19 — STOCK BASED COMPENSATION

2020 Stock plan

The Group has reserved 1,000,000 shares of common stock for issuance to officers, directors, employees and consultants of the Group pursuant to its 2020 Equity Incentive Plan duly adopted by the Board of Directors and approved by the Company stockholders (the “Stock Plan”). In 2021, the Board of Directors of Marti approved it available, subject to the approval of the Company’s stockholders, to increase the number of shares of the Common Stock authorized for issuance under plan by 3,759,109 shares, from 1,000,000 shares to 4,759,109 shares. Of such reserved shares of Common Stock, 41,000 (December 31, 2021: 25,375) shares have been issued pursuant to restricted stock purchase agreements and, options to purchase 721,125 (December 31, 2021: 516,500) shares have been granted to employees, options to purchase 70,232 (December 31, 2021: 60,232) shares have been granted to the consultants, 3,411,057 (December 31, 2021: 3,411,057) shares have been granted to cofounders as Restricted Stock Units and 556,695 shares of Common Stock remain available for issuance to officers, directors, employees and consultants pursuant to the Stock Plan. The Company has furnished to the purchasers complete and accurate copies of the Stock Plan and forms of agreements used thereunder.

Stock options given to employees

The weighted average grant-date fair value of options granted to employees during the years 2022 and 2021 were US$ 3.82 and US$ 1.42 respectively. The total intrinsic value of options exercised during the year ended December 31, 2022 and 2021 was US$ 25,607 and US$ 36,631 respectively.

At December 31, 2022, there was US$ 688,145 (December 31, 2021: US$ 199,305) of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3 years. The total fair value of shares vested during the years ended December 31, 2022 and 2021 were US$ 278,933 and US$ 150,471 respectively.

19 — STOCK BASED COMPENSATION (Continued)

The following table summarizes the activity related to restricted common stock for the years ended December 31, 2022, 2021 and 2020.

		Weighted
		average
		grant-date
	Number of	fair value
	shares	per share
Beginning balance, January 1, 2020	—	—
Granted	380,500	1.26
Vested	(132,251)	1.37
Canceled and forfeited	(22,000)	0.93
Ending balance, December 31, 2020	226,249	1.22
Beginning balance, January 1, 2021	226,249	1.22
Granted	136,000	1.42
Vested	(113,477)	1.33
Canceled and forfeited	(96,625)	1.23
Ending balance, December 31, 2021	152,147	1.31
Beginning balance, January 1, 2022	152,147	1.31
Granted	204,625	3.82
Vested	(138,303)	2.02
Canceled and forfeited	(10,250)	1.26
Ending balance, December 31, 2022	208,219	3.30

Stock options given to third-party consultant

During the years ended December 31, 2022 and 2021 the Board of Directors approved the issuance of Common Shares of 10,000 and 60,232 respectively, related to the 2020 Stock Plan to third-party consultants in exchange for professional services rendered.

As of December 31, 2022 there were 53,034 unvested nonemployee shares (December 31, 2021: 53,714) all of which were granted, and 10,680 were vested during 2022 (2021: 6,518). The weighted average grant- date fair value of options granted to third-party consultants during the years 2022 and 2021 were US$ 2.20 and US$ 1.96 respectively. As of December 31, 2022, there was US$ 116,655 (December 31, 2021: 105,279) of total unrecognized compensation cost related to the unvested nonemployee shares. That cost is expected to be recognized over the vesting period of 4 years.

19 — STOCK BASED COMPENSATION (Continued)

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

		Weighted
		average
		grant-date
	Number of	fair value
	shares	per share
Beginning balance, January 1, 2021	—	—
Granted(*)	60,232	1.96
Vested	(6,518)	1.96
Ending balance, December 31, 2021	53,714	1.96
Beginning balance, January 1, 2022	53,714	1.96
Granted	10,000	3.82
Vested	(10,680)	2.51
Ending balance, December 31, 2022	53,034	2.20
(*)

30,116 of these shares will vest on the occurrence of a public offering that is in compliance with the minimum stock price and gross proceeds defined in the service agreement with the consultant. The other 30,116 will vest over a four year period.

Stock-based compensation expense

Stock-based compensation expense is allocated based on (i) the cost center to which the award holder belongs, for employees, and (ii) the service rendered to the Group, for third-party consultants.

The following table summarizes total stock-based compensation expense for employees by account for the years ended December 31, 2022, 2021 and 2020.

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	8,978	19,419	16,150
General and administrative expenses	190,295	48,942	161,881
Selling and marketing expenses	15,954	2,707	3,159
Total	215,227	71,068	181,190

The following table summarizes total stock-based compensation expense for third-party consultant for the year ended December 31, 2022, 2021 and 2020.

	December 31,	December 31,	December 31,
	2022	2021	2020
General and administrative expenses	26,893	12,776	—
Total	26,893	12,776	—

The weighted-average grant-date fair values of stock options with a service condition granted to employees as of December 31, 2022, 2021 and 2020 were US$ 3.30, US$ 1.31 and US$ 1.27 per share, respectively. The fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.

19 — STOCK BASED COMPENSATION (Continued)

	2022 – July		2021 – January		2021 – July		2021 – October		2020 – August
Expected volatility	75.00%		65.00%		75.00%		75.00%		75.00%
Risk-free interest rate	0.72%		0.18%		0.72%		0.93%		0.22%
Probability weighted time to exit	3	years	3	years	5	years	5	years	4	years
Expected dividend yield	0		0		0		0		0

The weighted-average grant-date fair value of stock option with a service condition granted to third party consultant as of December 31, 2022 and 2021 are US$ 2.20, US$ 1.96 per share respectively. The fair value of stock option was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	2022		2021
Expected volatility	75.00%		75.00%
Risk-free interest rate	0.72		0.93
Probability weighted time to exit	3	years	5	years
Expected dividend yield	0		0

Restricted stock units

During 2021, the Group granted restricted common stocks of 3,411,057 (2022: None, 2020: None) units to cofounders; for which the vesting is based on four years’ service condition. The grant-date fair values of common stocks granted to cofounders on the grant date was US$ 1.66. The fair value of stock option was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions. The stock-based compensation expense accounted as general administrative expense for the years ended December 31, 2022 and 2021 are US$ 1,415,589 and US$ 767,908, respectively (2020: None).

	2021
Expected volatility	75.00%
Risk-free interest rate	0.72
Probability weighted time to exit	5	years
Expected dividend yield	0